FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total

Money market funds – Cash and cash equivalents	$3,651,564	$-	$-	$3,651,564
Certificates of deposit Short-term investments	2,550,000	-	-	2,550,000
Videocon Industries Limited global depository receipts	4,150,970	-	-	4,150,970
Total financial assets	$10,352,534	$-	$-	$10,352,534

	Level 1	Level 2	Level 3	Total

Money market funds – Cash and cash equivalents	$898,172	$-	$-	$898,172
Videocon Industries Limited global depository receipts	4,197,341	-	-	4,197,341
Total financial assets	$5,095,513	$-	$-	$5,095,513

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total

Derivative liability	$-	$-	$1,900,000	$1,900,000
Patent acquisition obligation	-	-	3,136,513	3,136,513
	$-	$-	$5,036,513	$5,036,513
	Level 1	Level 2	Level 3	Total
Derivative Liability	$-	$-	$540,000	$540,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

For the Nine Months Ended July 31, 2014
Derivative liability:
Beginning balance	$540,000
Aggregate fair value of bifurcated conversion feature issued	1,570,000
Change in fair value of bifurcated conversion feature	1,460,704
Fair value of bifurcated conversion features related to the extinguishment of debt	(1,670,704)
Ending balance	$1,900.000
Fair value of patent acquisition obligation:
Beginning balance	$-
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	286,002
Ending balance	$3,136,513

For the Year Ending October 31, 2013
Beginning balance	$ -
Fair value of bifurcated conversion feature issued	1,180,000
Change in fair value of bifurcated conversion feature	(475,189)
Reduction in value of bifurcated conversion feature upon Conversion of debenture	(164,811)
Ending balance	$ 540,000